Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended	27 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Cash denominated in foreign currencies			$ 331,114	$ 331,114	$ 240,854
Cash denominated in foreign currencies, proceeds			329,863	329,863
Cash denominated in foreign currencies, at cost					243,631
Amount of cash held for margin requirements			$ 4,805,814	$ 4,805,814	3,909,258
Provision for income tax			The General Partner has concluded that no provision for income tax is required in each Partnership's financial statements.
Percentage basis of funds on deposit for interest income recognition			100.00%
Partnership assets percentage not deposited as margin for interest income			80.00%
Monthly flat rate brokerage fee	0.50%	0.333%
Annualized flat rate brokerage fee	6.00%	4.00%
Annualized general partner administrative fee				2.00%
Annualized ongoing placement agent fee				2.00%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Cash denominated in foreign currencies			$ 33,779	$ 33,779	230,412
Cash denominated in foreign currencies, proceeds			33,820	33,820
Cash denominated in foreign currencies, at cost					230,918
Amount of cash held for margin requirements			$ 0	0	2,434,648
Percentage basis of funds on deposit for interest income recognition			100.00%
Partnership assets percentage not deposited as margin for interest income			80.00%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Cash denominated in foreign currencies			$ 425	425	801,194
Cash denominated in foreign currencies, proceeds			422	422
Cash denominated in foreign currencies, at cost					807,121
Amount of cash held for margin requirements			$ 0	$ 0	$ 3,396,902
Percentage basis of funds on deposit for interest income recognition			100.00%
Partnership assets percentage not deposited as margin for interest income			100.00%
Limited partners unit that can be redeemed			100.00%	100.00%